Cover	Oct. 01, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 5, 2020, AMN Healthcare Services, Inc., a Delaware corporation (the "Company"), filed a current report on Form 8-K (the "Original Filing") disclosing that its Board of Directors (the "Board") elected Rear Admiral Dr. Sylvia Trent-Adams, PhD, RN, FAAN as a new director, effective October 1, 2020. At the time of her election, the Board did not make a determination regarding Dr. Trent-Adams' appointment to any committee of the Board. This Amendment No. 1 on Form 8-K/A amends the Original Filing to include additional information regarding Dr. Trent-Adams' appointment to the Board and should be read in conjunction with the Original Filing.
Document Period End Date	Oct. 01, 2020
Entity File Number	001-16753
Entity Registrant Name	AMN HEALTHCARE SERVICES, INC.
Entity Central Index Key	0001142750
Entity Tax Identification Number	06-1500476
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8840 Cypress Waters Boulevard
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75019
City Area Code	866
Local Phone Number	871-8519
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AMN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false